Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of prepaid expenses and current assets
	As of December 31,
	2020	2019
Other receivables, net	$909,046	$204,432
Loan receivable (i)	160,087	-
Prepaid expenses (ii)	6,066	4,610
Total	$1,075,199	$209,042
(i)	It includes $800,000 receivable from an unrelated third party in a normal course of business, which was subsequently collected on January 22, 2021.
(ii)	On January 13, 2020, the Company entered into a loan agreement in the principal amount of RMB1,000,000 (approximately $153,193) to an unrelated party, which was restricted for its operating activities, to improve the utilization and efficiency of the Company’s free cash. The loan was due by January 13, 2021 at a rate of 4.5% per annum. The principle and the accrued interest have been repaid by February 4, 2021.

Schedule of loan receivable
December 31, 2020
Loan receivable:
Principal	153,193
Interest receivable	6,894
Total	$160,087